Provision for Income Taxes - Schedule of Income Taxes Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IRES (state tax) [Member]
Schedule of Income Taxes Rate [Line Items]
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax) [Member]
Schedule of Income Taxes Rate [Line Items]
IRAP (regional tax)	3.90%	3.90%	3.90%